Convertible Notes Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Notes Payable

6. Convertible Notes Payable

The Company entered into multiple convertible promissory note agreements in December 2021 (collectively, the “2021 Notes”).

At the inception of the 2021 Notes, and at December 31, 2021 and 2022, the Company determined that an embedded derivative for the conversion feature did not meet the criteria because it met the “indexed to the entity’s own stock” exception per the guidance in ASC 815-10-15-74(a) and therefore was not required to be bifurcated from the host instrument.

The Company issued additional convertible promissory notes between January and April 2022 with a total principal amount of $4,300 thousand and a one-year maturity (collectively, the “2022 Notes”). The 2022 Notes may be converted at the lesser of a) a 15% discount to the offering price of the Company’s common stock in the event of an initial public offering of the Company or b) the quotient of $200,000 thousand divided by total equity interests prior to the dilution from the offering. The conversion option feature in the 2022 Notes was evaluated in accordance with ASC 815, and a derivative liability for the $538 thousand estimated fair value of the conversion option was recorded at the time the notes were issued and as of December 31, 2022. An offsetting discount on the issuance of the notes was recorded and is being amortized to interest expense over the expected life of the 2022 Notes.

The interest expense, excluding amortization of the discount recorded on the 2022 Notes, on the 2021 and 2022 Notes for the years ended December 31, 2023 and 2022, was $65 thousand and $265 thousand, respectively. Accrued interest was outstanding and included within accounts payable and accrued expenses at December 31, 2022.

In February 2023, the Company converted the principal and interest on $3,700 thousand of principal value of the 2022 Notes into 799,603 shares of Series “B” Preferred Stock. In April 2023, the Company also converted the principal and interest on $1,300 thousand of principal value of the 2021 Notes and $300 thousand of principal value on the 2022 Notes into 353,713 shares of Series “B” Preferred Stock. In September 2023, the Company converted the principal and interest on $300 thousand of principal value of the 2022 Notes into 66,077 shares of Series “B” Preferred Stock. No interest was outstanding and included within accounts payable and accrued expenses at December 31, 2023.

The convertible debt balances consisted of the following at December 31, 2023 and 2022:

	December 31,
(in thousands)	2023	2022
Convertible notes principal	$—	$5,600
Convertible notes discount	—	(149)
Convertible notes payable, net of discount	$—	$5,451